Stock-Based Incentive Plans - Summary of Stock Options Granted and Outstanding (Detail) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	509,329	318,901	299,107	350,642
Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	509,329
Price Range One [Member] | Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	188,525
Price Range One [Member] | Nonqualified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding	320,804
Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		318,901
Price Range Two [Member] | Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		111,605
Price Range Two [Member] | Nonqualified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding		207,296
Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			299,107
Price Range Three [Member] | Incentive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			112,546
Price Range Three [Member] | Nonqualified [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted and outstanding			186,561